Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Deferred tax liabilities	$ 2,198	$ 0
Income tax rate percentage	23.00%	23.00%	23.00%
Israel [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage	23.00%
Operating loss carryforwards	$ 90,000
Federal and state Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	14,000
Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 49,000